Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Tax Status [Line Items]
Income Tax Status

Note 6 Income Tax Status

The Plan has received a determination letter from the IRS dated August 21, 2017, stating that the Plan was qualified under Section 401(a) and 401(k) of the Internal Revenue Code (Code) and, therefore, the related trust is exempt from taxation. The Plan Administrator believes the Plan is currently designed and is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan is qualified and the related trust is tax-exempt.